Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities Explanatory [Abstract]
Disclosure of detailed information about Other liabilities [Text Block]

	December 31, 2018		December 31, 2017
(€ million)	Current	Non-current	Current	Non-current
Fair value of derivatives financial instruments	1,445	40	1,011	91
Liabilities from contracts with customers	1,108	518
Cautionary deposits		268		255
Other liabilities	1,427	676	504	1,133
	3,980	1,502	1,515	1,479